Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

Note 25 – Derivative Financial Instruments

Northern Trust is a party to various derivative financial instruments that are used in the normal course of business to meet the needs of its clients; as part of its trading activity for its own account; and as part of its risk management activities. These instruments include foreign exchange contracts, interest rate contracts, and credit default swap contracts.

Northern Trust’s primary risks associated with these instruments is the possibility that interest rates, foreign exchange rates, or credit spreads could change in an unanticipated manner, resulting in higher costs or a loss in the underlying value of the instrument. These risks are mitigated by establishing limits, monitoring the level of actual positions taken against such established limits, and monitoring the level of any interest rate sensitivity gaps created by such positions. When establishing position limits, market liquidity and volatility, as well as experience in each market, are taken into account.

The estimated credit risk associated with derivative instruments relates to the failure of the counterparty and the failure of Northern Trust to pay based on the contractual terms of the agreement, and is generally limited to the unrealized fair value gains and losses on these instruments, respectively. The amount of credit risk will increase or decrease during the lives of the instruments as interest rates, foreign exchange rates, or credit spreads fluctuate. This risk is controlled by limiting such activity to an approved list of counterparties and by subjecting such activity to the same credit and quality controls as are followed in lending and investment activities. Credit Support Annex agreements are currently in place with a number of counterparties which mitigate the aforementioned credit risk associated with derivative activity conducted with those counterparties by requiring that significant net unrealized fair value gains be supported by collateral placed with Northern Trust.

Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting agreements exist between Northern Trust and the counterparty. Derivative assets and liabilities recorded in the consolidated balance sheet were each reduced by $982.5 million and $2,023.6 million as of December 31, 2012 and 2011, respectively, as a result of master netting agreements in place. Derivative assets and liabilities recorded at December 31, 2012 also reflect reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties. This compares with reductions of derivative assets and liabilities of $220.1 million and $257.4 million, respectively, at December 31, 2011. Additional cash collateral received from and deposited with derivative counterparties totaling $1.6 million and $73.3 million, respectively, of as of December 31, 2012, and $72.3 million and $47.8 million, respectively, as of December 31, 2011, were not offset against derivative assets and liabilities on the consolidated balance sheet as the amounts exceeded the net derivative positions with those counterparties.

Certain master netting agreements Northern Trust enters into with derivative counterparties contain credit risk-related contingent features in which the counterparty has the option to declare Northern Trust in default and accelerate cash settlement of the net derivative liabilities with the counterparty in the event Northern Trust’s credit rating falls below specified levels. The aggregate fair value of all derivative instruments with credit risk-related contingent features that were in a liability position was $178.9 million and $202.0 million on December 31, 2012 and 2011, respectively. Cash collateral amounts deposited with derivative counterparties on those dates included $155.4 million and $80.5 million, respectively, posted against these liabilities, resulting in a net maximum amount of termination payments that could have been required at December 31, 2012 and 2011 of $23.5 million and $121.5 million, respectively. Accelerated settlement of these liabilities would not have a material effect on the consolidated financial position or liquidity of Northern Trust.

Foreign exchange contracts are agreements to exchange specific amounts of currencies at a future date, at a specified rate of exchange. Foreign exchange contracts are entered into primarily to meet the foreign exchange needs of clients. Foreign exchange contracts are also used for trading purposes and risk management. For risk management purposes, Northern Trust uses foreign exchange contracts to reduce its exposure to changes in foreign exchange rates relating to certain forecasted non-functional currency denominated revenue and expenditure transactions, foreign currency denominated assets and liabilities, and net investments in non-U.S. affiliates.

Interest rate contracts include swap, option, and forward contracts. Interest rate swap contracts involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Northern Trust enters into interest rate swap contracts on behalf of its clients and also utilizes such contracts to reduce or eliminate the exposure to changes in the cash flows or fair value of hedged assets or liabilities due to changes in interest rates. Interest rate option contracts consist of caps, floors, and swaptions, and provide for the transfer or reduction of interest rate risk in exchange for a fee. Northern Trust enters into option contracts primarily as a seller of interest rate protection to clients. Northern Trust receives a fee at the outset of the agreement for the assumption of the risk of an unfavorable change in interest rates. This assumed interest rate risk is then mitigated by entering into an offsetting position with an outside counterparty. Northern Trust may also purchase option contracts for risk management purposes. Northern Trust enters into interest rate forward contracts to lend funds to a potential borrower at a specified interest rate within a specified period of time. These forward contracts are derivative instruments if the loans that will result from the exercise of the commitments will be held for sale.

Credit default swap contracts are agreements to transfer credit default risk from one party to another in exchange for a fee. Northern Trust enters into credit default swaps with outside counterparties where the counterparty agrees to assume the underlying credit exposure of a specific Northern Trust commercial loan or loan commitment.

Client-Related and Trading Derivative Instruments. In excess of 96% of Northern Trust’s derivatives outstanding at December 31, 2012 and 2011, measured on a notional value basis, relate to client-related and trading activities. These activities consist principally of providing foreign exchange services to clients in connection with Northern Trust’s global custody business. However, in the normal course of business, Northern Trust also engages in trading of currencies for its own account.

The following table shows the notional and fair values of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2012			DECEMBER 31, 2011
		FAIR VALUE			FAIR VALUE
(In Millions)	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Foreign Exchange Contracts	$213,246.7	$1,735.3	$1,730.4	$239,901.3	$3,062.1	$2,959.8
Interest Rate Option Contracts	31.4	–	–	100.5	–	–
Interest Rate Swap Contracts	4,915.2	180.6	174.0	4,570.4	188.7	184.6

Total	$218,193.3	$1,915.9	$1,904.4	$244,572.2	$3,250.8	$3,144.4

The following table shows the location and amount of gains and losses attributable to changes in the fair value of client-related and trading derivative instruments that were recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)		2012	2011	2010
Foreign Exchange Contracts	Foreign Exchange Trading Income	$206.1	$324.5	$382.2
Interest Rate Swap and Option Contracts	Security Commissions and Trading Income	11.6	5.9	9.3

Total		$217.7	$330.4	$391.5

Risk Management Instruments. Northern Trust uses derivative instruments to hedge its exposure to foreign currency, interest rate, and credit risk.

The following table identifies the types and classifications of derivative instruments formally designated as hedges under GAAP and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$3,617.0	$3.4	$75.1	$2,172.0	$2.6	$46.8
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	900.0	126.3	0.2	1,100.0	147.0	0.5
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	669.0	8.7	11.5	932.9	9.4	27.2
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,451.4	2.3	27.8	1,554.7	12.0	1.5

Total			$6,637.4	$140.7	$114.6	$5,759.6	$171.0	$76.0

In addition to the above, Sterling denominated debt, totaling $242.3 million and $241.2 million at December 31, 2012 and 2011, respectively, was designated as a hedge of the foreign exchange risk associated with the net investment in certain non-U.S. affiliates.

Derivatives are designated as fair value hedges to limit Northern Trust’s exposure to changes in the fair value of assets and liabilities due to movements in interest rates.

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2012, 2011, and 2010.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)			2012	2011	2010
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$(48.4)	$(56.6)	$(13.3)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	54.3	194.4	78.8
Total			$5.9	$137.8	$65.5

There was $0.4 million, $0.3 million, and $0.2 million of changes recorded within the fair values of hedged items for “long-haul” hedges during the years ended December 31, 2012, 2011, and 2010, respectively, and $0.3 million, $0.9 million, and $0.1 million of ineffectiveness recorded during the years ended December 31, 2012, 2011, and 2010, respectively.

Derivatives are also designated as cash flow hedges in order to minimize the variability in cash flows of earning assets or forecasted transactions caused by movements in interest or foreign exchange rates. There was no ineffectiveness recognized in earnings for cash flow hedges during the years ended December 31, 2012, 2011, or 2010. As of December 31, 2012, twenty-three months is the maximum length of time over which the exposure to variability in future cash flows of forecasted foreign currency denominated transactions is being hedged.

During the year ended December 31, 2012, there were $0.2 million of net cash flow hedge derivative losses relating to interest rate swap contracts reclassified from AOCI to interest income; there were no gains or losses reclassified during the year ended December 31, 2011 or 2010. The following table provides cash flow hedge derivative gains and losses relating to foreign exchange contracts that were recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2012, 2011 and 2010. Beginning in 2012, gains and losses associated with forecasted foreign currency denominated revenue and expenditure transactions are classified in other operating income or other operating expense.

	FOREIGN EXCHANGE CONTRACTS
(In Millions)	2012	2011	2010
Net Gain/(Loss) Recognized in AOCI	$(3.2)	$(23.6)	$46.7

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	–	0.6	7.2
Other Operating Income	(4.6)	(0.1)	0.2
Interest Income	–	(1.2)	1.7
Interest Expense	–	–	0.1
Compensation	–	3.0	(8.2)
Employee Benefits	–	0.9	(2.1)
Equipment and Software	–	–	(0.1)
Occupancy Expense	–	0.5	(1.1)
Other Operating Expense	–	1.9	(4.0)

Total	$(4.6)	$5.6	$(6.3)

During the years ended December 31, 2012 and 2010, there were $0.2 million of gains and $6.3 million of losses, respectively, relating to net foreign exchange contract amounts that were reclassified into earnings as a result of the discontinuance of forecasted transactions that were no longer probable of occurring. It is estimated that a net loss of $3.1 million will be reclassified into earnings within the next twelve months relating to cash flow hedges.

Certain foreign exchange contracts and qualifying nonderivative instruments are designated as net investment hedges to minimize Northern Trust’s exposure to variability in the foreign currency translation of net investments in non-U.S. branches and subsidiaries. For net investment hedges, there was $5.3 million of ineffectiveness recorded for these hedges during the year ended December 31, 2012 and no ineffectiveness recorded for these hedges during the years ended December 31, 2011 or 2010.

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2012 and 2011.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2012	2011
Foreign Exchange Contracts	$(24.7)	$25.2
Sterling Denominated Subordinated Debt	(9.0)	0.5

Total	$(33.7)	$25.7

Derivatives not formally designated as hedges under GAAP are entered into to manage the foreign currency risk of non-U.S. dollar denominated assets and liabilities, the net investment in certain non-U.S. affiliates, forecasted foreign currency denominated transactions, and the credit risk and interest rate risk of loans and loan commitments. The following table identifies the types and classifications of risk management derivative instruments not formally designated as hedges, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2012			DECEMBER 31, 2011
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Commercial Loans and Loan Commitments	Credit Default Swap Contracts	Credit	$42.5	$–	$1.0	$60.5	$0.7	$0.1
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	2.2	0.1	–	127.3	2.1	2.6
Commercial Loans	Foreign Exchange Contracts	Foreign Currency	135.8	1.3	0.7	84.3	1.3	0.3
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,051.8	8.9	2.3	63.5	0.4	0.2

Total			$1,232.3	$10.3	$4.0	$335.6	$4.5	$3.2

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010 for derivative instruments not formally designated as hedges under GAAP.

		AMOUNT RECOGNIZED IN INCOME
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	2012	2011	2010
Credit Default Swap Contracts	Other Operating Income	$(2.6)	$0.9	$(1.7)
Forward Contracts	Other Operating Income	–	0.2	0.3
Foreign Exchange Contracts	Other Operating Income	11.3	(7.0)	(19.7)

Total		$8.7	$(5.9)	$(21.1)